Income Taxes (Tables)	12 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
Schedule of Income (Loss) Before Provision for Income Taxes	Income (Loss) before provision for income taxes consisted of:
	For the year ended June 30, 2024	For the year ended June 30, 2023	For the year ended June 30, 2022
Cayman	$(5,697,898)	$(7,186,161)	$(8,837,141)
United States	(555,268)	(527,712)	(617,057)
Hong Kong	-	(9,114,811)	(67,753,920)
Dubai	(20,611,097)	(21,020,981)	-
PRC	(77)	-	-
Loss before provision for income taxes	$(26,864,340)	$(37,849,665)	$(77,208,118)

Schedule of Effective Income Tax Rate	The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the years ended June 30, 2024, 2023 and 2022:
	For the year ended June 30, 2024	For the year ended June 30, 2023	For the year ended June 30, 2022
Federal statutory rate	21.0%	21.0%	21.0%
State statutory rate	5.8%	5.8%	5.6%
Valuation allowance	(7.4)%	(5.4)%	(26.6)%
Removal of valuation allowance in disposed subsidiary	-%	29.8%	-%
Others (1)	(19.4)%	(21.4)%	-%
Effective tax rate	0.0%	0.0%	0.0%
(1)	These items represent expenses incurred in Cayman and it is not deductible in U.S. federal and state tax returns.

Schedule of Components of Deferred Tax Assets	Significant components of deferred tax assets were as follows:
	June 30, 2024	June 30, 2023
Deferred tax assets
Net operating loss carryforward in the U.S.	706,247	576,046
Net operating loss carryforward in the UAE	3,746,887	1,891,888
Net operating loss carryforward in PRC	19	-
Valuation allowance	(4,453,153)	(2,467,934)
Total net deferred tax assets	$-	$-